Financial Instruments Sensitivity ranges for the base fair values (Details) number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	$ 3,104	$ 3,234
Long-term power sale – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	737	801
Unit contingent power purchases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	(6)	18
Structured products – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	7	6
Full requirements – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	10	0
Long-term wind energy sale – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	(28)	(39)
Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	$ 0	$ 9
Maximum | Long-term power sale – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(46)	(116)
Maximum | Unit contingent power purchases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(1)	(4)
Maximum | Structured products – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(2)	(5)
Maximum | Full requirements – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(3)	0
Maximum | Long-term wind energy sale – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(20)	(21)
Maximum | Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(7)	(3)
Minimum | Long-term power sale – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	139	116
Minimum | Unit contingent power purchases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	1	4
Minimum | Structured products – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	2	5
Minimum | Full requirements – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	3	0
Minimum | Long-term wind energy sale – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	20	21
Minimum | Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	7	3